Finance lease receivables - Movement of allowance for finance lease receivables (Details) - Financial lease receivables	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Movement of allowance for loan principal and financing service fee receivables
Balance at the beginning of the year	¥ 21,496	$ 3,117	¥ 5,142,488
Reverse	(4,954,732)	(697,860)	(5,086,116)
Charge-offs	(21,496)	(3,117)	(34,876)
Recovery	¥ 4,954,732	$ 697,860
Balance at the end of the year			21,496
Evaluated for impairment on a portfolio basis			¥ 21,496